Financial risk management and fair values of financial instruments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial risk management and fair values of financial instruments
33.	Financial risk management and fair values of financial instruments

a)	Financial instruments

(a)	Financial instruments by category

	December 31, 2018	December 31, 2019
	NT$000	NT$000
Financial assets
Financial assets at fair value through profit or loss
Financial assets mandatorily measured at fair value through profit or loss	11,471	11,038
Financial assets at fair value through other comprehensive income
Designation of equity instruments	174,357	121,808
Financial assets at amortized cost
Cash and cash equivalents	4,642,522	4,704,084
Financial assets at amortized cost	268,271	237,420
Accounts and notes receivable	4,747,288	4,453,669
Accounts receivable – related parties	140	1,045
Other receivables	63,037	89,676
Other receivables – related parties	3,131	2,948
Refundable deposits	22,006	21,145

	9,932,223	9,642,833

Financial liabilities
Financial liabilities at amortized cost
Accounts payable	637,271	819,548
Accounts payable – related parties	347	—
Payables to contractors and equipment suppliers	1,516,735	972,770
Other payables	1,678,482	2,004,266
Other payables – related parties	218	—
Long-term bank loans (including current portion)	9,789,518	9,041,645
Guarantee deposits	1,092	1,095

	13,623,663	12,839,324

Lease liabilities (including current portion)	—	692,951

(b)	Risk management policies

i)	The Group’s risk management objective is to manage the market risk, credit risk and liquidity risk related to its operating activities.

ii)
The Group has established appropriate policies, procedures and internal controls for financial risk management. Before entering into significant financial transactions, a due approval process must be carried out by the Board of Directors based on related protocols and internal control procedures. The Group complies with its financial risk management policies at all times.

iii)
In order to minimize and manage financial risks, the Group’s overall risk management program focuses on analyzing, identifying, and evaluating financial risk factors that may potentially have adverse effects on the Group’s financial position, and provide feasible solutions to avoid those factors.

(c)	Significant financial risks and degrees of financial risks

i)	Market risk
The Group’s market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risks comprise foreign currency risk, interest rate risk, and other price risks. In practice, the risk variable rarely changes individually, and the change of each risk variable is usually correlative. The following sensitivity analysis did not consider the interaction of each risk variable.
Foreign exchange risk

1.
The Group’s exposure to the risk of changes in foreign exchange rates relates primarily to the Group’s operating activities (when revenue or expense is denominated in a different currency from the Company’s and its subsidiaries’ functional currency) and the Group’s net investments in foreign operations.

2.
The Group applies natural hedges by using accounts receivable and accounts payable denominated in the same currency. However, this natural hedge does not concur with the requirement for hedge accounting. Furthermore, as net investments in foreign operations are for strategic purposes, they are not hedged by the Group.

3.
The Group’s foreign currency exposure gives rise to market risks associated with exchange rate movements against the NT dollar for cash and cash equivalents, accounts receivable, other receivables, bank loans, accounts payable and other payables.

4.
The Group’s businesses involve some
non-functional
currency operations. The information on assets and liabilities denominated in foreign currencies whose values would be materially affected by the exchange rate fluctuations is as follows:

	December 31, 2018
	Foreign currency	Exchange rate	Carrying amount (NT$000)
(Foreign currency: functional currency)
Financial assets
Monetary items
US$000	170,270	30.7150	5,229,843
JPY000	177,557	0.2782	49,396
RMB000	8,850	4.4720	39,577
Financial liabilities
Monetary items
US$000	18,230	30.7150	559,934
JPY000	2,436,140	0.2782	677,734

	December 31, 2019
	Foreign currency	Exchange rate	Carrying amount (NT$000)
(Foreign currency: functional currency)
Financial assets
Monetary items
US$000	188,369	29.9800	5,647,303
JPY000	266,819	0.2760	73,642
RMB000	6,197	4.3050	26,678
Financial liabilities
Monetary items
US$000	7,867	29.9800	235,853
JPY000	1,033,394	0.2760	285,217

5.
The total exchange (loss) gain, including realized and unrealized (losses) gains arising from significant foreign exchange variations on monetary items held by the Group for the years ended December 31, 2018 and 2019, amounted to gain of NT$93,104 thousand and loss of NT$154,993 thousand, respectively.

6.	Analysis of foreign currency market risk arising from significant foreign exchange variations:

	2018
	Change in exchange rate	Effect on profit (NT$000)	Effect on other comprehensive income (NT$000)
Financial assets
Monetary items
US$000	5%	261,492	—
JPY000	5%	2,470	—
RMB000	5%	1,979	—
Financial liabilities
Monetary items
US$000	5%	27,997	—
JPY000	5%	33,887	—

	2019
	Change in exchange rate	Effect on profit (NT$000)	Effect on other comprehensive income (NT$000)
Financial assets
Monetary items
US$000	5%	282,365	—
JPY000	5%	3,682	—
RMB000	5%	1,334	—
Financial liabilities
Monetary items
US$000	5%	11,793	—
JPY000	5%	14,261	—
Price risk

1.
The Group’s financial instruments, which are exposed to price risk, are the financial assets at fair value through profit or loss and financial assets at fair value through other comprehensive income. To manage its price risk arising from investments in financial instruments, the Group diversifies its portfolio. Diversification of the portfolio is in accordance with the limits set by the Group.

2.
The Group’s investments in financial instruments comprise foreign unlisted stocks and partnership. The prices of financial instruments would change due to different valuation models and assumptions used. Analysis related to the effect on profit or other comprehensive income if these assumptions change is provided in Note 33 b) (g).

Interest rate risk on cash flow and fair value

1.
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s bank loans with floating interest rates. The Group manages its interest rate risk by having a balanced portfolio of fixed and variable rate bank loans. The Group reassesses the hedge management periodically to make sure it complies with the cost effectiveness.

2.	The sensitivity analysis depends on the exposure of interest rate risk at the end of the reporting period.

3.
Analysis of debt with floating interest rates is based on the assumption that the outstanding debt at the end of the reporting period is outstanding throughout the period. The degree of variation the Group used to report to internal management is increase or decrease of 1% in interest rates which is assessed as the reasonable degree of variation by the management.

4.
For the years ended December 31, 2018 and 2019, it is estimated that a general increase or decrease of 1% in interest rates, with all other variables held constant, would decrease or increase the Group’s profit approximately by NT$98,220 thousand
and NT$90,660 thousand, respectively, mainly due to the Group’s floating rate on bank loans.

ii)	Credit risk

1.
Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss, mainly resulted from its operating activities (primarily notes and accounts receivable) and from its financing activities (primarily deposits with banks and financial instruments). The Group is exposed to credit risk arising from the carrying amount of the financial assets recognized in the consolidated statements of financial position.

2.
Each business unit performs ongoing credit evaluations of its debtors’ financial conditions according to the Group’s established policies, procedures and controls relating to customer credit risk management. The Group maintains an account for loss allowance based upon the available facts and circumstances, history of collection and write-off
experiences of all trade and other receivables which consequently minimize the Group’s exposure to bad debts.

3.
Credit risk from balances with banks and financial institutions is managed by the Group’s finance unit in accordance with the Group’s policies. Transaction counterparty of the Group is determined through its internal controls policy. For banks and financial institutions, only parties rated above BBB+ by Taiwan Ratings are accepted. The probability of counterparty default is remote, so there is no significant credit risk.

4.	The Group adopts the assumptions under IFRS 9 and the default is deemed to have occurred when the contract payments are past due over 90 days.

5.
The Group categorized contract assets, accounts receivable and other receivables by characteristics of credit risk and applied the simplified approach using loss rate methodology to estimate expected credit loss.

6.
The Group referred to the forecastability of business monitoring indicators published by the ROC National Development Council to adjust the loss rate which is based on historical and current information when assessing the future default possibility of contract assets, accounts receivable and other receivables. As of December 31, 2018 and 2019 the loss rate methodologies are as follows:

	December 31, 2018
	Contract assets	Accounts and notes receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
Expected loss rate	0.045%	0.045%	0.045%
Total carrying amount	299,970	4,749,569	66,181
Loss allowance	(135)	(2,141)	(13)

	December 31, 2019
	Contract assets	Accounts and notes receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
Expected loss rate	0.030%	0.030%	0.030%
Total carrying amount	377,983	4,456,065	92,642
Loss allowance	(114)	(1,351)	(18)

7.	Under the simplified approach, movements in relation to loss allowance for contract assets, accounts receivable, and other receivables are as follows:

	2018
	Contract assets	Accounts and notes receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
January 1_ IAS 39	—	—	—
Adjustments for applying new standards	(115)	(1,819)	(7)

January 1_IFRS 9 (Note)	(115)	(1,819)	(7)
Provision for impairment loss	(20)	(322)	(7)
Reversal of impairment loss	—	—	1

December 31	(135)	(2,141)	(13)

Note:	The Group initially applied IFRS 9 on January 1, 2018, and recorded loss allowance based on expected credit loss.

	2019
	Contract assets	Accounts and notes receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
January 1	(135)	(2,141)	(13)
Provision for impairment loss	—	—	(5)
Reversal of impairment loss	21	790	—

December 31	(114)	(1,351)	(18)

8.	For investments in debt instruments at amortized cost, the credit rating levels are as follows:

	December 31, 2018
		By lifetime
	12 months	Increase in credit risk	Impairment of credit	Total
	NT$000	NT$000	NT$000	NT$000
Financial assets at amortized cost
Bank deposits (Note)	268,271	—	—	268,271

	December 31, 2019
		By lifetime
	12 months	Increase in credit risk	Impairment of credit	Total
	NT$000	NT$000	NT$000	NT$000
Financial assets at amortized cost
Bank deposits (Note)	237,420	—	—	237,420

Note: Time deposits with contract period over three months and restricted bank deposits.

iii)	Liquidity risk

1.
The Group manages and maintains adequate cash and cash equivalents to finance the Group’s operations, and minimize the impact from cash flow fluctuations. The Group also monitors its debt financing plans to ensure it is in compliance with the financial covenants required under its loan agreements.

2.	The primary source of liquidity for the Group is from bank loans. See Note 25 for details of the unused credit lines of the Group as of December 31, 2018 and 2019.

3.
The contractual undiscounted cash flows of accounts payable (including related parties), payables to contractors and equipment suppliers and other payables (including related parties) are due within one year and are equivalent to their carrying amounts. Except for the aforementioned, the table below summarizes the maturity profile of the Group’s non-derivative
financial liabilities based on the earliest repayment dates and contractual undiscounted payments, including principal and interest. The Group does not consider the probability of early repayments requested by the banks
.

	December 31, 2018
	Within 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
	NT$000	NT$000	NT$000	NT$000	NT$000
Non-derivative financial liabilities
Long-term bank loans	927,243	1,814,344	7,734,983	—	10,476,570
Lease obligations payable	18,000	—	—	—	18,000
Guarantee deposits	—	—	—	1,092	1,092

	945,243	1,814,344	7,734,983	1,092	10,495,662

	December 31, 2019
	Within 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
	NT$000	NT$000	NT$000	NT$000	NT$000
Non-derivative financial liabilities
Long-term bank loans	914,159	1,786,842	6,848,327	—	9,549,328
Lease liabilities	36,806	60,111	57,836	762,699	917,452
Guarantee deposits	—	—	—	1,095	1,095

	950,965	1,846,953	6,906,163	763,794	10,467,875

The difference between the floating interest rates and estimated interest rates will affect the non-derivative
financial liabilities stated above.

b)	Fair value information

(a)	The different levels of inputs used in valuation techniques to measure fair value of financial and non-financial instruments are defined as follows:

Level 1:	Quoted prices (unadjusted) in active markets for identical assets or liabilities that can be accessed at the measurement date. An active market is a market in which trading for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Inputs other than quoted prices from Level 1 that are observable information for the asset or liability, either directly or indirectly.

Level 3:	Unobservable inputs for the asset or liability. The fair value of the Group’s Investment in equity investment without active market is included in Level 3.

(b)
The carrying amounts of cash and cash equivalents, financial assets at amortized costs, contract assets, accounts and notes receivable, other receivables, refundable deposits, bank loans, contract liabilities, accounts payable, payables to contractors and equipment suppliers, other payables, lease liabilities and guarantee deposits are approximate to their fair values.

(c)	The related information of financial and non-financial instruments measured at fair value by level on the basis of the nature, characteristics and risks of the assets and liabilities are as follows:

i)	The related information of natures of the assets and liabilities is as follows:

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	NT$000	NT$000	NT$000	NT$000
Assets
Recurring fair value measurements
Financial assets at fair value through profit or loss
- Foreign partnership interests	—	—	11,471	11,471
Financial assets at fair value through other comprehensive income
- Foreign unlisted stocks	—	—	174,357	174,357

	—	—	185,828	185,828

	December 31, 2019
	Level 1	Level 2	Level 3	Total
	NT$000	NT$000	NT$000	NT$000
Assets
Recurring fair value measurements
Financial assets at fair value through profit or loss
- Foreign partnership interests	—	—	11,038	11,038
Financial assets at fair value through other comprehensive income
- Foreign unlisted stocks	—	—	121,808	121,808

	—	—	132,846	132,846

ii)	The methods and assumptions the Group used to measure fair value are as follows:

1.
The fair value of the Group’s financial instruments is measured by using valuation techniques or by reference to counterparty quotes. The fair value of financial instruments measured by using valuation techniques can be referred to current fair value of instruments with similar terms and characteristics in substance, discounted cash flow method or other valuation methods, including calculated by applying model using market information available at the consolidated statement of financial position date.

2.
The Group’s financial assets at fair value through profit or loss is measured by using the discounted cash flow method, which derives present value estimates by discounting expected future operating effectiveness and free cash flows projections.

3.	The Group’s financial assets at fair value through other comprehensive income is measured by the comparable company valuation (EV/EBITDA ratio and P/B ratio).
4.
The Group takes into account adjustments for credit risks to measure the fair value of financial and non-financial
instruments to reflect credit risk of the counterparty and the Group’s credit quality.

(d)	The following table shows the movements of Level 3 for the years ended December 31, 2018 and 2019:

	December 31, 2018
	Debt instruments	Equity instruments	Total
	NT$000	NT$000	NT$000
January 1	—	—	—
Effects on initial application of IFRS 9	11,433	89,335	100,768
Gains or losses recognized in profit or loss
Recorded as non-operating income	38	—	38
Gains or losses recognized in other comprehensive income
Recorded as unrealized gains on valuation of financial assets at fair value through other comprehensive income	—	85,022	85,022

December 31	11,471	174,357	185,828

	December 31, 2019
	Debt instruments	Equity instruments	Total
	NT$000	NT$000	NT$000
January 1	11,471	174,357	185,828
Gains or losses recognized in profit or loss
Recorded as non-operating expenses	(433)	—	(433)
Gains or losses recognized in other comprehensive income
Recorded as unrealized losses on valuation of financial assets at fair value through other comprehensive income	—	(52,549)	(52,549)

December 31	11,038	121,808	132,846

(e)
The Group performs the fair value measurements being categorized within Level 3 with assistance from specialist. Such assessment is to ensure the valuation results are reasonable by applying independent information to make results close to current market conditions, confirming the resource of information is independent, reliable and in line with other resources and represented as the exercisable price, and frequently calibrating valuation model, performing back-testing, updating inputs used to the valuation model and making any other necessary adjustments to the fair value.

(f)	The following is the qualitative information and sensitivity analysis of changes in significant unobservable inputs under valuation model used in Level 3 fair value measurement:

	Fair value as of December 31, 2018	Valuation technique	Significant unobservable input	Range (weighted average method)	Relationship of inputs to fair value
	NT$000
Non-derivative debt instrument:
Foreign partnership interests	11,471	Discounted cash flow	Discount rate	0.35%	The lower the discount rate, the higher the fair value
Non-derivative equity instrument:
Foreign unlisted stocks	174,357	Comparable companies	Price to book ratio multiple	1.19	The higher the multiple, the higher the fair value
			Enterprise value to EBITDA multiple	7.69	The higher the multiple, the higher the fair value
			Discount for lack of marketability	15.80%	The higher the discount for lack of marketability, the lower the fair value

	Fair value as of December 31, 2019	Valuation technique	Significant unobservable input	Range (weighted average method)	Relationship of inputs to fair value
	NT$000
Non-derivative debt instrument:
Foreign partnership interests	11,038	Discounted cash flow	Discount rate	0.30%	The lower the discount rate, the higher the fair value
Non-derivative equity instrument:
Foreign unlisted stocks	121,808	Comparable companies	Price to book ratio multiple	1.22	The higher the multiple, the higher the fair value
			Enterprise value to EBITDA multiple	10.51	The higher the multiple, the higher the fair value
			Discount for lack of marketability	15.80%	The higher the discount for lack of marketability, the lower the fair value

(g)
The Group has carefully assessed the valuation models and assumptions used to measure fair value. However, use of different valuation models or assumptions may result in different measurement. The following is the effect of profit or loss or of other comprehensive income from financial assets categorized within Level 3 if the inputs used to valuation models have changed:

			December 31, 2018
			Recognized in profit or loss		Recognized in other comprehensive income
	Input	Change	Favorable change	Unfavorable change	Favorable change	Unfavorable change
			NT$000	NT$000	NT$000	NT$000
Financial assets
Foreign partnership interests	Discount rate	Note	—	—	—	—
Foreign unlisted stocks	Price to book ratio multiple	± 1%	—	—	69	68
	Enterprise value to EBITDA multiple	± 1%	—	—	1,563	1,512
	Discount for lack of marketability	± 1%	—	—	2,093	2,050

			—	—	3,725	3,630

			December 31, 2019
			Recognized in profit or loss		Recognized in other comprehensive income
	Input	Change	Favorable change	Unfavorable change	Favorable change	Unfavorable change
			NT$000	NT$000	NT$000	NT$000
Financial assets
Foreign partnership interests	Discount rate	Note	—	—	—	—
Foreign unlisted stocks	Price to book ratio multiple	± 1%	—	—	53	53
	Enterprise value to EBITDA multiple	± 1%	—	—	850	900
	Discount for lack of marketability	± 1%	—	—	1,460	1,460

			—	—	2,363	2,413

Note:	Based on the Group’s assessment, change in input would not have significant impact on profit or loss or other comprehensive income.